Net Gratuity Cost (Detail) - Gratuity ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Defined Benefit Plan Disclosure [Line Items]
Service cost	₨ 1,968.8	$ 23.6	₨ 1,398.6	₨ 1,268.0
Interest cost	981.3	11.8	773.4	631.2
Expected return on plan assets	(1,036.1)	(12.4)	(668.2)	(574.1)
Actuarial (gains)/losses	(3,196.5)	(38.4)	137.6	(497.7)
Net gratuity cost	₨ (1,282.5)	$ (15.4)	₨ 1,641.4	₨ 827.4